Subsidiaries - Summary of Subsidiaries Included in Consolidated Financial Statements (Detail) (Parenthetical) - USD ($)				12 Months Ended
	May 13, 2022	Apr. 28, 2021	Oct. 15, 2019	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Gain on dilution of subsidiary					$ 2,307,735
ASLAN Pharmaceuticals Taiwan Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Year of incorporation	2013
Proceeds from dissolvement	$ 0
Investment written down due to dissolvement	$ 166,450			$ 0
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture			55.00%
Gain on dilution of subsidiary					2,307,735
Reclassification of capital reserve					1,376,349
Non-controlling interests derecognised due to gain on dilution of subsidiary					$ 31,717
Percentage of the fair value of net identifiable assets					35.00%
Jaguahr Therapeutics Pte. Ltd | Bottom of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture		35.00%
Jaguahr Therapeutics Pte. Ltd | Top of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture		55.00%
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Investments In Joint Ventures			$ 5,000,000.0
Value of right held by non-controlling interests				$ 0
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | First Tranche [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loans and receivables						$ 2,500,000
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | Second Tranche [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loans and receivables		$ 2,500,000